Estimated Aggregate Amortization Expense from Existing Intangible Assets (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Expected Amortization Expense [Line Items]
2014	$ 3,867,293	23,411,429
2015	3,721,316	22,527,730
2016	3,721,316	22,527,730
2017	3,721,316	22,527,730
2018	3,721,316	22,527,730
Total	$ 18,752,557	113,522,349